Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	TCW FUNDS INC
Central Index Key	0000892071
Amendment Flag	false
Document Creation Date	Oct 31, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Nov 1, 2012

TCW International Growth Fund
TCW INTERNATIONAL GROWTH FUND
Investment Objective
The Fund’s investment objective is to seek long term capital appreciation. The Corporation’s Board of Directors may change this investment objective without shareholder approval.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TCW International Growth Fund (USD $)	Class I	Class N
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses TCW International Growth Fund		Class I	Class N
Management fees		0.85%	0.85%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses	[1]	3.84%	3.84%
Total annual fund operating expenses		4.69%	4.94%
Fee Waiver [and/or Expense Reimbursement]		3.65%	3.60%
Net Expenses	[2]	1.04%	1.34%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund's assets.
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.04% with respect to Class I shares and 1.34% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement is for the period November 1, 2012 through February 28, 2014 and prior to such date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example TCW International Growth Fund (USD $)	1 year	3 years
Class I	106	1,084
Class N	136	1,161

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available.
Principal Investment Strategies
The Fund will invest primarily (except when maintaining a temporary defensive position) in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States. The Fund invests primarily in issuers which are characterized as “growth” companies according to criteria established by the portfolio manager. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics.

In selecting securities, the Fund’s portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in its industry. In selecting the Fund’s investments, the portfolio manager considers factors which may include one or more of the following:
  companies with businesses that are entering into a growth cycle companies with accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation companies that enjoy a strong competitive position in their industry companies with a strong management team
  companies that demonstrate an ability to take advantage of business opportunities
The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies and, a country’s and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cashflow, but are expected to do so in the future in the portfolio manager’s opinion.

The Fund may invest in derivatives such as swaps, options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the Fund’s portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its price target.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.
  foreign currency risk: the risk that the value of the Fund’s investment denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.
  investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.
  derivatives risk: the risk of investing in a derivative instrument, including liquidity, interest rate, market and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than principal amount invested.
  leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as mangement performance, financial leverage and reduced demand for the issuer’s goods or services.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from other types of securities.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.
  non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Investment Results
Because the Fund has not yet commenced operations, it has no investment results.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
TCW International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW INTERNATIONAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term capital appreciation. The Corporation’s Board of Directors may change this investment objective without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest primarily (except when maintaining a temporary defensive position) in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States. The Fund invests primarily in issuers which are characterized as “growth” companies according to criteria established by the portfolio manager. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics.

In selecting securities, the Fund’s portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in its industry. In selecting the Fund’s investments, the portfolio manager considers factors which may include one or more of the following:
  companies with businesses that are entering into a growth cycle companies with accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation companies that enjoy a strong competitive position in their industry companies with a strong management team
  companies that demonstrate an ability to take advantage of business opportunities
The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies and, a country’s and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cashflow, but are expected to do so in the future in the portfolio manager’s opinion.

The Fund may invest in derivatives such as swaps, options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the Fund’s portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its price target.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.
  foreign currency risk: the risk that the value of the Fund’s investment denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.
  investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.
  derivatives risk: the risk of investing in a derivative instrument, including liquidity, interest rate, market and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than principal amount invested.
  leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as mangement performance, financial leverage and reduced demand for the issuer’s goods or services.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from other types of securities.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.
  non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not yet commenced operations, it has no investment results.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet commenced operations, it has no investment results.
TCW International Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.84%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.69%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	3.65%
Net Expenses	rr_NetExpensesOverAssets	1.04%	[2]
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	1,084
TCW International Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.84%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.94%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	3.60%
Net Expenses	rr_NetExpensesOverAssets	1.34%	[2]
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	1,161

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund's assets.
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.04% with respect to Class I shares and 1.34% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement is for the period November 1, 2012 through February 28, 2014 and prior to such date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2012